NET SALES - Analysis of Revenue from Continuing Operations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NET SALES
Gross revenue from sales of products and services	R$ 46,391,989	R$ 30,317,755	R$ 24,040,536
Construction revenue	1,217,818	1,020,176	885,630
Indirect taxes and deductions	(7,872,439)	(5,472,930)	(4,488,331)
Net sales	R$ 39,737,368	R$ 25,865,001	R$ 20,437,835